Business Combinations	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Business Combinations

5. BUSINESS COMBINATIONS

On June 29, 2012, the Company acquired all of the stock of Decision Critical, Inc., (DCI) an Austin, Texas based company that specializes in learning and competency management products for acute-care hospitals. The Company acquired DCI to further advance its suite of workforce development solutions. The consideration paid for DCI consisted of approximately $3.4 million in cash and 22,124 shares of our common stock. Also, the Company may make additional payments of up to $300,000, contingent upon achievement of certain financial targets and business outcomes within a three year period after the closing date. As of December 31, 2014, approximately $188,000 of these contingent payments have been paid to the former DCI shareholders. The Company incurred approximately $203,000 in transaction costs associated with the DCI acquisition, which are included on the accompanying consolidated statements of income under the caption “other general and administrative.” In allocating the purchase price, the Company recorded approximately $2.9 million of goodwill, $1.5 million of identifiable intangible assets, $291,000 of net tangible assets and $456,000 of deferred tax liabilities. The goodwill balance is primarily attributed to assembled workforce, expanded market opportunities from DCI’s workforce development products, and expected synergies from integrating DCI’s products into our platform. The goodwill balance is not deductible for U.S. income tax purposes. The net tangible assets include deferred revenue, which in accordance with US GAAP, was adjusted down from a book value of $548,000 to an estimated fair value of $356,000. The deferred revenue recorded represents the estimated fair value of the contractual obligation assumed as of the acquisition date. The $192,000 write-down of deferred revenue resulted in lower revenues than would have otherwise been recognized for such services. The results of operations for DCI have been included in the Company’s consolidated financial statements from the date of acquisition, and are included in the HealthStream Workforce Solutions segment.

On October 19, 2012, the Company acquired all of the stock of Sy.Med Development, Inc. (Sy.Med), a Brentwood, Tennessee based company that specializes in credentialing related software products for healthcare providers. The Company acquired Sy.Med to further advance its suite of workforce development solutions. The consideration paid for Sy.Med consisted of approximately $7.4 million in cash and 34,060 shares of our common stock. The Company also made approximately $1.25 million of earn-out payments for achievement of certain financial targets and business outcomes. The Company incurred approximately $165,000 in transaction costs associated with the Sy.Med acquisition, which are included on the accompanying consolidated statements of income under the caption “other general and administrative.” In allocating the purchase price, the Company recorded approximately $5.4 million of goodwill, $6.5 million of identifiable intangible assets, $294,000 of net tangible assets and $2.8 million of deferred tax liabilities. The goodwill balance is primarily attributed to assembled workforce, additional market opportunities of Sy.Med’s credentialing software, and expected synergies from integrating Sy.Med’s products into our platform. The goodwill balance is not deductible for U.S. income tax purposes. The net tangible assets include deferred revenue, which was adjusted down from a book value of $1.1 million to an estimated fair value of $229,000. The $916,000 write-down of deferred revenue resulted in lower revenues than would have otherwise been recognized for such services. The results of operations for Sy.Med have been included in the Company’s consolidated financial statements from the date of acquisition, and are included in the HealthStream Provider Solutions segment.

On September 9, 2013, the Company acquired substantially all of the assets of Baptist Leadership Group (BLG), a Pensacola, Florida based company that provides consulting services focused on patient-centered performance excellence in healthcare. The Company acquired BLG to strengthen its Patient Experience Solutions. The consideration paid for BLG consisted of approximately $7.4 million in cash (taking into account the working capital adjustment) and 15,230 shares of our common stock. The Company incurred approximately $145,000 in transaction costs associated with the acquisition, which are included on the accompanying consolidated statements of income under the caption “other general and administrative.” In allocating the purchase price, the Company recorded approximately $6.3 million of goodwill, $1.6 million of identifiable intangible assets, and $28,000 of net tangible assets. The goodwill balance is primarily attributed to the assembled workforce, additional market opportunities from BLG’s consulting services, and expected synergies from integrating BLG into the operations of the HealthStream Patient Experience Solutions segment. The goodwill balance is deductible for U.S. income tax purposes. The net tangible assets include deferred revenue, which was adjusted down from a book value of $508,000 to an estimated fair value of $254,000. The $254,000 write-down of deferred revenue resulted in lower revenues than would have otherwise been recognized for such services. The results of operations for BLG have been included in the Company’s consolidated financial statements from the date of acquisition, and are included in the HealthStream Patient Experience Solutions segment.

On March 3, 2014, the Company acquired all of the stock of Health Care Compliance Strategies, Inc. (HCCS), a Jericho, New York based company that specializes in healthcare compliance solutions and services. The Company acquired HCCS to further advance its suite of workforce development solutions, including its offering of compliance solutions. The consideration paid for HCCS consisted of approximately $12.8 million in cash (taking into account a working capital adjustment) and 81,614 shares of our common stock. The Company may make additional payments of up to $750,000, contingent upon the achievement of certain performance milestones within one year post-closing. The Company incurred approximately $515,000 in transaction costs associated with the acquisition, of which $365,000 were incurred during the nine months ended September 30, 2014 and $150,000 were incurred during the year ended December 31, 2013. The transaction costs were recorded in other general and administrative expenses in the consolidated statements of income. In allocating the purchase price, the Company recorded approximately $6.2 million of goodwill, $8.4 million of identifiable intangible assets, $2.6 million of tangible assets, $625,000 of deferred tax assets, and $2.7 million of liabilities. Included in the recorded liabilities is an accrual for contingent consideration of approximately $600,000. The goodwill balance is primarily attributed to assembled workforce, additional market opportunities of HCCS’s compliance solutions, and expected synergies from integrating HCCS’s products into our platform. The goodwill balance is deductible for U.S. income tax purposes. The net tangible assets include deferred revenue, which was adjusted down from a book value at the acquisition date of $3.2 million to an estimated fair value of $1.7 million. The $1.5 million write-down of deferred revenue will result in lower revenues than would have otherwise been recognized for such services. The results of operations for HCCS have been included in the Company’s consolidated financial statements from the date of acquisition, and are also included in the HealthStream Workforce Solutions segment.

During the second quarter of 2014, the Company determined the presentation of contingent consideration payments, or earn-outs, in connection with business combinations should be classified as a financing activity within the Consolidated Statement of Cash Flows. The Company previously classified such payments as an operating activity within the Consolidated Statement of Cash Flows. The Company has adjusted the Consolidated Statement of Cash Flows for the year ended December 31, 2013 and all prior interim periods affected. The Company considers the adjustments to all periods listed below to be an immaterial correction of an error.

The effect of the immaterial adjustments on the Consolidated Statement of Cash Flows for the respective periods listed below is as follows (in thousands):

	Previously Reported	Adjustments	Adjusted

Consolidated Statement of Cash Flows
Net cash provided by operating activities, three months ended March 31, 2013	$3,855	$45	$3,900
Net cash provided by financing activities, three months ended March 31, 2013	742	(45)	697
Net cash provided by operating activities, six months ended June 30, 2013	11,041	318	11,359
Net cash provided by financing activities, six months ended June 30, 2013	1,524	(318)	1,206
Net cash provided by operating activities, nine months ended September 30, 2013	22,854	357	23,211
Net cash provided by financing activities, nine months ended September 30, 2013	2,827	(357)	2,470
Net cash provided by operating activities, year ended December 31, 2013	26,283	771	27,054
Net cash provided by financing activities, year ended December 31, 2013	6,876	(771)	6,105
Net cash provided by operating activities, three months ended March 31, 2014	9,189	5	9,194
Net cash provided by financing activities, three months ended March 31, 2014	297	(5)	292